    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 18, 1996
                                                      FILE NO. 33-45671
                                                      FILE NO. 811-6557


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933              / /
                        POST-EFFECTIVE AMENDMENT NO. 17         /X/
                                     AND



                          REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940          / /
                               AMENDMENT NO. 19                 /X/



                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                     DAVID G. LEE
                                 C/O SEI CORPORATION
                                680 E. SWEDESFORD ROAD
                              WAYNE, PENNSYLVANIA 19087
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT                            JOHN H. GRADY, JR.
MORGAN, LEWIS & BOCKIUS LLP                 MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                       1800 M STREET, N.W.
PHILADELPHIA, PA 19103                      WASHINGTON, D.C.  20036

It is proposed that this filing will become effective (check appropriate box)

/ /    Immediately upon filing pursuant to paragraph (b), or
/ /    On [DATE] pursuant to paragraph (b), or
/ /    60 days after filing pursuant to paragraph (a) or
/X/   75 days after filing pursuant to paragraph (a) or
/ /    On [DATE] pursuant to paragraph (a) of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant has filed a Rule24f-2 Notice on July 29, 1996 for its fiscal year ended May 31, 1996 .

                                  STI CLASSIC FUNDS
                             POST-EFFECTIVE AMENDMENT #17
                                CROSS REFERENCE SHEET


N-1A ITEM NO.                          LOCATION
----------------------------------------------------------------------
PART A - ALL FUNDS
 Item 1.   Cover Page                   Cover Page
 Item 2.   Synopsis                     *
 Item 3.   Condensed Financial
            Information                *
 Item 4.   General Description of
            Registrant                 Funds and Investment Objectives;
                                       Investment Policies and Strategies;
                                       General
                                       Investment Policies and Strategies;
                                       Investment Risks; Investment
                                       Limitations;
                                       Appendix
 Item 5.   Management of the Fund      Board of Trustees; Investment Advisor;
                                       Distribution; Administration
 Item 6.   Capital Stock and Other
            Securities                 Voting Rights; Shareholder Inquiries;
                                       Dividends and Distributions; Tax
                                       Information
 Item 7.   Purchase of Securities
            Being Offered              Cover Page; Purchase of Fund Shares;
                                       Redemption of Fund Shares
 Item 8.   Redemption or Repurchase    Purchase of Fund Shares;
                                       Redemption of Fund Shares; Distribution
 Item 9.   Pending Legal Proceedings   *

PART B - ALL FUNDS
 Item 10.  Cover Page                  Cover Page
 Item 11.  Table of Contents           Table of Contents
 Item 12.  General Information and
           History                     The Trust
 Item 13.  Investment Objectives and
            Policies                   Description of Permitted Investments;
                                       Investment Limitations
 Item 14.  Management of the
           Registrant                  Trustees and Officers of the Trust; The
                                       Administrator
 Item 15.  Control Persons and
           Principal                   Trustees and Officers of the Trust
                                       Holders of Securities
 Item 16.  Investment Advisory and
           Other Services              Investment Advisor; The Administrator;
                                       The Distributor; Legal Counsel
                                       (Prospectus); Independent Auditors
                                       (Prospectus); Experts
 Item 17.  Brokerage Allocation        Fund Transactions
 Item 18.  Capital Stock and Other
           Securities                  Description of Shares
 Item 19.  Purchase, Redemption, and
           Pricing of Securities       Purchase and Redemption of Shares;
           Being Offered               Determination of Net Asset Value
 Item 20.  Tax Status                  Taxes
 Item 21.  Underwriters                The Distributor
 Item 22.  Calculation of Yield
           Quotations                  Computation of Yield; Calculation of
                                       Total Return
 Item 23.  Financial Statements        Financial Information

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*  Not applicable

                               STI CLASSIC FUNDS
                                  TRUST SHARES
                             SMALL CAP EQUITY FUND

                        INVESTMENT ADVISOR TO THE FUND:
                          STI CAPITAL MANAGEMENT, N.A.
                                (THE "ADVISOR")

The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Trust Shares of the Small Cap Equity Fund (the "Fund"). Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information relating to the Fund dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658 or by calling 1-800-428-6970. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

          , 199

2

The Trust Shares are offered primarily to financial institutions and intermediaries ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Individuals may not purchase Trust Shares directly, although individuals may be able to purchase Trust Shares through accounts maintained with financial institutions.

                               TABLE OF CONTENTS

Expense Summary......................          3
Performance Information for
 Predecessor Collective Fund.........          4
The Trust............................          4
Fund and Investment Objective........          4
Investment Policies and Strategies...          4
Investment Risks.....................          5
Investment Limitations...............          6
Performance Information..............          7
Purchase of Fund Shares..............          7
Redemption of Fund Shares............          8
Dividends and Distributions..........          8
Tax Information......................          9
STI Classic Funds Information........         10
The Trust............................         10
Board of Trustees....................         10
Investment Advisor...................         10
Portfolio Manager....................         11
Banking Laws.........................         11
Distribution.........................         11
Administration.......................         12
Transfer Agent and Dividend
 Disbursing Agent....................         12
Custodian............................         12
Legal Counsel........................         12
Independent Public Accountants.......         12
Other Information....................         12
Voting Rights........................         12
Reporting............................         13
Shareholder Inquiries................         13
Description of Permitted
 Investments.........................         13

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI FINANCIAL SERVICES COMPANY (THE "DISTRIBUTOR"). THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

3

                                EXPENSE SUMMARY
                                  TRUST SHARES

The purpose of the following table is to help you understand the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Trust Shares of the Fund.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                                                         SMALL CAP
                                                                                                        EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
Management Fees (after fee waivers)(1)................................................................        1.00%
Other Fund Expenses(2)................................................................................         .20%
--------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses (after fee waivers)(3)..................................................        1.20%
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Management Fees would be 1.15%.
(2) Other expenses is based on estimated amounts for the current year. See "Investment Advisor."
(3) Absent the voluntary waiver described above, Total Fund Operating Expenses would be 1.35%.

                                    EXAMPLES                                       ONE YEAR    THREE YEARS
------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return
  and (2) redemption at the end of each time period. ...............................................   $      12    $      37
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF THE FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THIS FUND IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. INFORMATION ABOUT THE ACTUAL PERFORMANCE OF THE FUND WILL BE CONTAINED IN THE TRUST'S ANNUAL REPORTS TO SHAREHOLDERS, WHICH MAY BE OBTAINED WITHOUT CHARGE WHEN AVAILABLE.

4

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUND

The Small Cap Equity Fund is the successor to a collective investment fund previously managed by STI Capital Management, Inc. A substantial portion of the assets of the collective investment fund was transferred to the Fund in connection with the Fund's commencement of operations. Set forth below is certain performance data for the predecessor collective investment fund, which is deemed relevant because the collective investment fund was managed using virtually the same investment objectives, policies and restrictions as those used by the Fund. The performance data, however, is not necessarily indicative of the future performance of the Fund. Further, the predecessor collective fund was not subject to certain investment limitations imposed on mutual funds, which, if they had been imposed, may have adversely affected the collective fund's performance.

The predecessor collective fund did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the following performance information has been adjusted by applying the total expense ratio for the Fund, as disclosed in the Prospectus at the time the Fund commenced operations, which reduced the actual performance of the collective fund.

The average annual total returns (adjusted to reflect Fund expenses, net of voluntary waivers and reimbursements) for the following periods:

                           ONE          TWO         SINCE
                          YEAR         YEARS      INCEPTION
                         (ENDING      (ENDING     (9/1/94-
                        9/30/96)     9/30/96)     9/30/96)
                       -----------  -----------  -----------
Small Cap Equity
 Fund................       27.96%       25.29%       24.50%

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate investment portfolios (together with the Fund, the "Funds"). Shareholders may purchase shares in three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in distribution and service fees, transfer agent fees, voting rights and dividends. Except for differences between classes, each share represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Trust Shares of the Small Cap Equity Fund.

FUND AND INVESTMENT OBJECTIVE

THE SMALL CAP EQUITY FUND seeks to provide capital appreciation with a secondary goal of achieving current income. The investment objective is nonfundamental and may be changed without shareholder approval. Further, there can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES AND STRATEGIES

The Small Cap Equity Fund invests substantially all, and under normal market conditions at least 65%, of its assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $1 billion) which, in the Advisor's opinion, are undervalued for above-average capital growth. Any remaining assets may be invested in the equity securities of companies with larger market capitalizations which the Advisor believes are also undervalued. The Fund may also invest U.S.

5
dollar denominated equity securities of foreign issuers (including American Depositary Receipts). Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

In order to meet liquidity needs, or for temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, repurchase agreements, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better by one or more nationally recognized statistical ratings organizations ("NRSROs"). Investment grade bonds include securities rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor's Services, Inc. ("Moodys"). Debt securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Money market securities will only be purchased if they have been given one of the two top ratings by two or more NRSROs, or if not rated, determined to be of comparable quality by the Fund's Advisor. In the event that a security owned by the Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security. To the extent the Fund is engaged in temporary defensive investing, the Fund will not be pursuing its investment objective.

The Fund's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transactions costs and may result in additional taxes for shareholders. See "Taxes."

The Fund may borrow money for temporary or emergency purposes in an amount not to exceed one-third of the value of its total assets. The Fund may not purchase additional securities while its outstanding borrowings exceed 5% of its total assets.

The Fund may purchase securities issued by money market mutual funds. The Fund's purchase of shares of other investment companies is limited by the Investment Company Act of 1940 (the "1940 Act") and will ordinarily result in an additional layer of charges and expenses.

The Fund may engage in securities lending and will limit such practice to 33 1/3% of its total assets.

The Fund may engage in options transactions for hedging purposes only.

It is a non-fundamental policy of the Fund to invest no more than 15% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. The Fund will not invest more than 20% of its total assets in unsponsored facilities.

6

EQUITY SECURITIES

Investments in equity securities are generally subject to market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund's net asset value to fluctuate.

Investments in small capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

7

PERFORMANCE INFORMATION

From time to time, the Fund may advertise performance (total return). These figures will be historical and are not intended to indicate future performance.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, including any sales charge imposed, for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gains distributions.

The performance of the Trust Shares of the Trust will normally be higher than for Investor Shares and Flex Shares because Investor Shares and Flex Shares are subject to distribution, service and certain transfer agent fees not charged to Trust Shares. The performance of Flex Shares in comparison to Investor Shares will vary depending upon the investment time horizon.

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

PURCHASE OF FUND SHARES

Trust Shares of the Trust are sold primarily to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Individuals may not purchase Trust Shares directly, although individuals may be able to purchase Trust Shares through accounts maintained with financial institutions. Trust Shares are sold without a sales charge, although financial institutions may charge their customer accounts for services provided in connection with the purchase of shares. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Trust's transfer agent, Federated Services Company (the "Transfer Agent"), for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the financial institutions. Trust Shares will be held of record by the financial institutions, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the financial institution. Confirmations of share purchases and redemptions will be sent to the financial institution as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day").

A purchase order for the Fund will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order before 4:00 p.m. Eastern time and payment is received within one day. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effective plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New

8
York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day. Pursuant to guidelines established by the Trustees, the Trust may use a pricing service to provide market quotations or valuations for securities owned by the Fund.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions. If reasonable procedures are not employed, the Trust and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions. Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine.

Shares of the Fund are offered only to residents of states in which the shares are eligible for purchase. Investors in certain states may be required to purchase shares through institutions registered as broker-dealers in such states.

Although the methodology and procedures for calculating the net asset value for Trust Shares are identical to those of Investor Shares and Flex Shares, the net asset value per share of the classes of the Fund may differ because of the distribution, service, and certain transfer agent expenses charged to Investor Shares and Flex Shares.

REDEMPTION OF FUND SHARES

An order to redeem Trust Shares must be transmitted to the Transfer Agent by the financial institution as the record owner. Financial institutions may establish procedures for their customers to request redemption of Trust Shares held in their account with the financial institution. Customers should contact their financial institution for information concerning these procedures.

Redemption orders must be received by the Transfer Agent before 4:00 p.m. Eastern time on any Business Day to be effective that day. Redemption proceeds are normally remitted in federal funds wired to the record owner of the shares within one Business Day, but in no event more than seven days following the effective date of the order. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after an order is effective.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) are declared and paid quarterly by the Fund. The Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) plus dividend or distribution income on such assets, (iv) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on

9
the basis of its relative net assets. Shareholders of record on the record date will be entitled to receive dividends.

The net asset value of Trust Shares of the Fund will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in the form of additional Trust Shares of the Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions are paid within ten days of the end of the time period to which the dividend relates. Dividends and distributions payable to a Shareholder are paid in cash within ten Business Days after a Shareholder's complete redemption of its Trust Shares in the Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its Shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND:

The Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS:

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income paid by the Fund will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends received deduction for corporate Shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares and regardless of whether distributions are received in cash or in additional shares. For certain individual Shareholders, net long-term capital gains may be taxed at a lower rate than ordinary income. The Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholder on December 31 of that year, if paid by the Fund at any time during the following January.

10

Income derived by the Fund from obligations of foreign issuers may be subject to foreign withholding taxes.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each of the Funds. All consideration received by the Trust for shares of a Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by its Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $
billion as of            , 1996. SunTrust ranks among the twenty largest U.S.
banking companies. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc. SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled
approximately $  billion as of            , 1996.

STI Capital Management, N.A. ("STI Capital") serves as the Advisor to the Small Cap Equity Fund. As of June 30, 1996, STI Capital had discretionary management authority with respect to assets of approximately $11 billion. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH

11
MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to the Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory Agreement, STI Capital is entitled to receive an advisory fee computed daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by a Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at any time.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, has been responsible for the day-to-day management of the Fund since commencement of operations. Mr. Barner has been a portfolio manager with STI Capital since 1990.

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for STI Classic Funds. If the Advisor was prohibited from providing services to STI Classic Funds, the Board of Trustees would consider selecting other qualified firms. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI

12
Corporation ("SEI"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the Trust Shares of the Fund. Trust Shares of the Fund are offered primarily to financial institutions and intermediaries, including SunTrust, its affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity. An investor may call 1-800-428-6970 to receive more information regarding Investor Shares or Flex Shares. It is possible that a financial institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares.
The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Fund Resources (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS              FEE
------------------------------------------  -----------
$1 - $1 billion                                 0.10 %
over $1 billion to $5 billion                   0.07 %
over $5 billion to $8 billion                   0.05 %
over $8 billion to $10 billion                  0.045%
over $10 billion                                0.04 %

From time to time, the Administrator may waive (either voluntarily or pursuant to applicable state limitations) all or a portion of the administration fee payable by the Trust.

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the Transfer Agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peacetree Street N.E., 14th Floor, Atlanta, Georgia 30308, serves as custodian of the assets of the Fund. The custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon

13
the written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Fund. Further discussion is contained in the Statement of Additional Information.

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT-- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's

14
books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

OPTIONS -- A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information to a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or

15
liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid high grade debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

16

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

WARRANTS -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           STI Capital Management, N.A.           P.O. Box 3808
                                                  Orlando, FL 32802

*          DISTRIBUTOR

           SEI Financial Services Company         680 E. Swedesford Road
                                                  Wayne, PA 19087

*          ADMINISTRATOR

           SEI Fund Resources                     680 E. Swedesford Road
                                                  Wayne, PA 19087

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                  Operations, Inc.
                                                  303 Peachtree Street N.E.
                                                  14th Floor
                                                  Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            2000 One Logan Square
                                                  Philadelphia, PA 19103

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

100093/10-95

                                  DISTRIBUTOR
                             SEI Financial Services
                                    Company

                         -- - - - - - - - - - - - - - -

                                   PROSPECTUS

                                  TRUST SHARES

                             SMALL CAP EQUITY FUND

                               INVESTMENT ADVISOR
                          STI CAPITAL MANAGEMENT, N.A.

                                     [LOGO]

                               STI CLASSIC FUNDS
                                  TRUST SHARES
                          EMERGING MARKETS EQUITY FUND

                        INVESTMENT ADVISOR TO THE FUND:
                          STI CAPITAL MANAGEMENT, N.A.
                                (THE "ADVISOR")

The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Trust Shares of the Emerging Markets Equity Fund (the "Fund"). Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information relating to the Funds dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

JANUARY 1, 1997

2

The Trust Shares are offered primarily to financial institutions and intermediaries ("Shareholders"), including SunTrust Banks, Inc. and its affiliates and correspondents, for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Individuals may not purchase Trust Shares directly, although individuals may be able to purchase Trust Shares through accounts maintained with financial institutions.

                               TABLE OF CONTENTS

Expense Summary...........................................................     3
Performance Information for the Predecessor Collective Fund...............     4
The Trust.................................................................     4
Fund and Investment Objective.............................................     4
Investment Policies and Strategies........................................     4
General Investment Policies and Strategies................................     5
Investment Risks..........................................................     6
Investment Limitations....................................................     8
Performance Information...................................................     8
Purchase of Fund Shares...................................................     9
Redemption of Fund Shares.................................................    10
Dividends and Distributions...............................................    10
Tax Information...........................................................    11
STI Classic Funds Information.............................................    12
The Trust.................................................................    12
Board of Trustees.........................................................    12
Investment Advisor........................................................    12
Portfolio Manager.........................................................    13
Banking Laws..............................................................    13
Distribution..............................................................    14
Administration............................................................    14
Transfer Agent and Dividend Disbursing Agent..............................    14
Custodian.................................................................    14
Legal Counsel.............................................................    14
Independent Public Accountants............................................    14
Other Information.........................................................    15
Voting Rights.............................................................    15
Reporting.................................................................    15
Shareholder Inquiries.....................................................    15
Description of Permitted Investments......................................    15
Appendix..................................................................   A-1

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI FINANCIAL SERVICES COMPANY (THE "DISTRIBUTOR"). THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

3

                                EXPENSE SUMMARY
                                  TRUST SHARES

The purpose of the following table is to help you understand the various costs and expenses that a shareholder will bear, directly or indirectly, in connection with an investment in the Trust Shares of each Fund.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                                                          EMERGING
                                                                                                       MARKETS EQUITY
                                                                                                            FUND
----------------------------------------------------------------------------------------------------------------------
Management Fees (after fee waivers & reimbursements)(1)..............................................         1.05%
Other Fund Expenses..................................................................................          .50%
----------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses (after fee waivers & reimbursements)(2)(3).............................         1.55%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from the Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Management Fees for the Fund would be 1.30%. See "Investment Advisor."

(2) Other Fund Expenses have been estimated.

(3) Absent the voluntary waivers described above, Total Fund Operating Expenses would be 1.80%.

                                                    ONE   THREE
                     EXAMPLES                       YEAR  YEARS
---------------------------------------------------------------
An investor would pay the following expenses on a
  $1,000 investment assuming: (1) a 5% annual
  return and (2) redemption at the end of each
  time period.
Emerging Markets Equity Fund......................  $16   $ 49
---------------------------------------------------------------
---------------------------------------------------------------

THE EXAMPLES ARE BASED UPON ESTIMATED TOTAL OPERATING EXPENSES OF THE FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUND

The Emerging Markets Equity Fund is the successor to a collective investment fund previously managed by STI Capital Management, Inc. A substantial portion of the assets of the collective investment fund was transferred to the Fund in connection with the Fund's commencement of operations. Set forth below is certain performance data for the predecessor collective investment fund, which is deemed relevant because the collective investment fund was managed using virtually the same investment objectives, policies and restrictions as those used by the Fund. The performance data, however, is not necessarily indicative of the future performance of the Fund. Further, the predecessor collective fund was not subject to certain investment limitations imposed on mutual funds, which, if they had been imposed, may have adversely affected the collective fund's performance.

The predecessor collective fund did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the Fund, as disclosed in the Prospectus at the time the Fund commenced operations, which reduced the actual performance of the collective fund.

The average annual total returns (adjusted to reflect Fund expenses, net of voluntary waivers and reimbursements) for the following periods:

-------------------------------------------------------------
                                                 SINCE
                                               INCEPTION
-------------------------------------------------------------
Emerging Markets Equity Collective Fund          26.01%
                                               (3/29/96 -
                                                9/30/96)

THE TRUST

STI CLASSIC FUNDS (the "Trust") is a diversified, open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Investment portfolios (together with the Fund, the "Funds"), Shareholders may purchase shares in three separate classes (Trust Shares, Investor Shares and Flex Shares) which provide for variations in distribution and service fees, transfer agent fees, voting rights and dividends. Except for differences between classes, each share represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Trust Shares of the Emerging Markets Equity Fund.

FUND AND INVESTMENT OBJECTIVE

THE EMERGING MARKETS EQUITY FUND seeks to provide long term capital appreciation by investing primarily in equity securities of companies located in emerging markets that appear undervalued relative to their global peers.

The investment objective of the Fund is nonfundamental and may be changed without shareholder approval. Further, there can be no assurance that a Fund will achieve its investment objective.

INVESTMENT POLICIES AND STRATEGIES

The Fund, under normal market conditions will invest at least 65% of its assets in publicly traded and privately placed equity securities of foreign issuers located in emerging market countries consisting of: common and preferred stocks, warrants, options and securities

5
convertible into common stock. As used in this Prospectus, the term "emerging market country" applies to any country with a gross domestic product per capita not greater than $10,000.

Securities of foreign issuers purchased by the Fund may be purchased in foreign markets, on United States registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ.

The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolios exposure to changes in dollar exchange rates.

The Fund may invest in futures contracts, including options on futures. The Fund may also purchase shares of closed-end investment companies. The Fund is also permitted to purchase illiquid securities and may write or purchase put or call options.

The Fund expects to be fully invested in the investments described above, but may invest up to 35% of its total assets in bonds and debentures issued by non-U.S. or U.S. companies, securities issued or guaranteed by foreign or U.S. governments, including U.S. Treasury obligations, U.S. Treasury STRIPs and Canadian government obligations, and foreign and U.S. Commercial paper. The bonds that the Fund may purchase may be rated in any rating category or may be unrated provided that no more than 20% of the Fund's total assets will be rated below BBB by S&P or below Baa by Moody's, Inc. or securities not rated by S&P or Moody's and of comparable quality (see "Investment Risks -- High Yield, Lower Rated Bonds"). When investing in bonds, the Fund may seek capital gains by taking advantage of price appreciation caused by interest rate and credit quality changes. The Fund is also permitted to acquire floating and variable rate securities. The Fund may invest in mortgage-backed securities and collateralized mortgage obligations ("CMOs") with a rating no lower than "O" and asset-backed securities with a rating no lower than "P". The Fund is also permitted to invest in the short-term obligations of U.S. and foreign banks, such as commercial banks and savings and loan institutions, with assets of at least $500 million.

The Fund's turnover rate may exceed 100%. This rate of turnover, if continued, will likely result in higher brokerage commissions and higher levels of realized capital gains than if the turnover rate was lower.

GENERAL INVESTMENT POLICIES AND STRATEGIES

For temporary defensive purposes, during periods when the Advisor determines that market conditions warrant, the Fund may hold a portion of its assets in cash and invest up to 100% of its assets in money market instruments consisting of: securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; repurchase agreements; certificates of deposit; bankers' acceptances; time deposits issued by banks or savings and loan associations; and commercial paper rated in the highest rating category. The Fund may not be pursuing its investment objective when it is engaged in temporary defensive investing.

6

The Fund may purchase restricted securities, including Rule 144A securities, that the Advisor determines are liquid pursuant to guidelines established by the Trust's Board of Trustees.

In the event that a security owned by the Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

The Fund may borrow money for temporary or emergency purposes in an amount not to exceed one-third of the value of its total assets. The Fund may not purchase additional securities while its outstanding borrowings exceed 5% of its assets.

The Fund may purchase securities issued by money market mutual funds. The Fund's purchase of shares of other investment companies is limited by the Investment Company Act of 1940 (the "1940 Act") and will ordinarily result in an additional layer of charges and expenses.

The Fund may engage in securities lending and will limit such practice to 33 1/3% of its total assets.

It is a non-fundamental policy of the Fund to invest no more than 15% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS
EQUITY SECURITIES

Investments in equity securities are generally subject to market risks that may cause their prices to fluctuate over time. The values of convertible equity securities are also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

FIXED INCOME SECURITIES

The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by a nationally recognized statistical rating organization ("NRSRO") to the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of the Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Fixed income securities rated BBB by S&P or Baa by Moody's (the lowest ratings of investment grade bonds) are deemed by these rating services to have speculative characteristics.

FOREIGN SECURITIES AND FOREIGN CURRENCY CONTRACTS

Investing in the securities of foreign companies and the utilization of forward foreign currency

7
contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, limited publicly available information regarding foreign issuers, less liquidity of securities, possible seizure, nationalization and expropriation of the foreign issuer or foreign deposits, political instability which could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Foreign companies may also be subject to less government regulation than U.S. companies. Moreover, the dividends payable on the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's Shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its respective investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

HIGH YIELD, LOWER RATED BONDS

The Fund's investments in high yield, lower rated bonds ("junk bonds") involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets. Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market. In addition, the market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are subject to the risk of prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by the Fund are prepaid, the Fund generally will reinvest the proceeds in securities with a yield that reflects prevailing interest rates, which may be lower than the prepaid security.

8

ZERO COUPON OBLIGATIONS

Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to great fluctuations in value due to interest rate changes.

The Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because the Fund distributes all of its net investment income to investors, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of the Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Funds may advertise performance (total return and yield). These figures will be historical and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, including any sales

9
charge imposed, for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gains distributions.

The performance of the Trust Shares of the Trust will normally be higher than for Investor Shares and Flex Shares because Investor Shares and Flex Shares are subject to distribution, service and certain transfer agent fees not charged to Trust Shares. The performance of Flex Shares in comparison to Investor Shares will vary depending upon the investment time horizon.

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

PURCHASE OF FUND SHARES

Trust Shares of the Trust are sold primarily to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. ("SunTrust"), for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity. Individuals generally may not purchase Trust Shares directly, although individuals may be able to purchase Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.) Trust Shares are sold without a sales charge, although financial institutions may charge their customer accounts for services provided in connection with the purchase of shares. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Trust's transfer agent, Federated Services Company (the "Transfer Agent"), for effectiveness the same day. Information concerning these services and any charges will be provided to customers by the financial institutions. Trust Shares will be held of record by the financial institutions, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with the financial institution. Confirmations of share purchases and redemptions will be sent to the financial institution as the shareholder of record.

Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day").

A purchase order for the Fund will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order before 4:00 p.m. Eastern time and payment is received within one day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effective plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day. Pursuant to guidelines established by the Trustees, the Trust may use a pricing service to provide market quotations or valuations for securities owned by the Fund.

10

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions. If reasonable procedures are not employed, the Trust and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions. Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine.

Although the methodology and procedures for calculating the net asset value for Trust Shares are identical to those of Investor Shares and Flex Shares, the net asset value per share of the classes of the Fund may differ because of the distribution, service, and certain transfer agent expenses charged to Investor Shares and Flex Shares.

REDEMPTION OF FUND SHARES

An order to redeem Trust shares must be transmitted to the Transfer Agent by the financial institution as the record owner. Financial institutions may establish procedures for their customers to request redemption of Trust Shares held in their account with the financial institution. Customers should contact their financial institution for information concerning these procedures.

Redemption orders must be received by the Transfer Agent before 4:00 p.m. Eastern time on any Business Day to be effective that day. Redemption proceeds are normally remitted in federal funds wired to the record owner of the shares within one Business Day, but in no event more than seven days following the effective date of the order. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after an order is effective.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) are declared and paid annually by the Fund. The Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Net income for dividend purposes consists of (i) interest accrued and original issue discount earned on the Fund's assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) plus dividend or distribution income on such assets, (iv) less accrued expenses directly attributable to the Fund and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shareholders of record on the record date will be entitled to receive dividends.

The net asset value of Trust Shares of the Funds will be reduced by the amount of any dividend or distribution. Dividends and distributions are paid in the form of additional Trust Shares of the Fund unless the customer has elected prior to the date of distribution to receive payment in cash. Such election, or any

11

revocation thereof, must be made in writing prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends and distributions are paid within ten days of the end of the time period to which the dividend relates. Dividends and distributions payable to a Shareholder are paid in cash within ten Business Days after a Shareholder's complete redemption of its Trust Shares in the Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its Shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND:

The Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS:

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income paid by the Funds will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends received deduction for corporate Shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares and regardless of whether distributions are received in cash or in additional shares. For certain individual Shareholders, net long-term capital gains may be taxed at a lower rate than ordinary income. The Funds will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholder on December 31 of that year, if paid by the Fund at any time during the following January.

Income derived by the Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Fund expects to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by the Shareholder as income dividends from the Fund, provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's

12
income be derived from state tax-exempt interest. The Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from the Fund is considered tax-exempt in their particular state.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

STI CLASSIC FUNDS INFORMATION
THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, state filing fees and registering the shares under federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISORS

The Advisors is an indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"), a southeastern regional bank holding company with assets of $66 billion as of December 31, 1995. SunTrust ranks among the twenty largest U.S. banking companies. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc. SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the three-state area. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $ billion as of.

STI Capital Management, N.A. ("STI Capital") serves as the Advisor to the Emerging Markets Equity Fund. As of, 199 , STI Capital had discretionary management authority with respect to assets of approximately $ billion. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

The Trust and the Investment Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund it advises and continuously reviews, supervises and administers the Fund's investment programs. The Advisor discharges the responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST

13
BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to the Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the applicable Advisory Agreement, STI Capital is entitled to receive advisory fees computed daily and paid monthly at the annual rate of 1.30% of the average daily net assets of the Fund.

Although the advisory fee for the Fund is higher than advisory fees paid by other mutual funds, the Trust believes that the fee is comparable to the advisory fee paid by many other mutual funds with similar investment objectives and policies. From time to time, the Advisor may waive (either voluntarily or pursuant to applicable regulatory limitations) advisory fees payable by the Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at any time.

PORTFOLIO MANAGER

Mr. Pablo Salas has been responsible for the day-to-day management of the Fund since its inception. Mr Salas joined STI Capital in 1996. Prior to joining STI Capital, Mr Salas managed an emerging markets portfolio at Lazard Freres Asset Management from 1994 to 1996 and was a securities analyst at The Principal Group/ Invista Capital Management from 1992 to 1994.

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for STI Classic Funds. If the Advisor was prohibited from providing services to STI Classic Funds, the Board of Trustees would consider selecting other qualified firms. Any new investment advisory agreement would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation

14
might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.
In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the Trust Shares of the Fund. Trust Shares of the Fund are offered primarily to institutional investors, including affiliates and correspondents for the investment of funds in which they act in a fiduciary, agency or custodial capacity. An investor may call 1-800-874-4770 to receive more information regarding Investor Shares or Flex Shares. It is possible that a financial institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares.

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Fund Resources (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS              FEE
------------------------------------------  -----------
$1 - $1 billion                                 0.10 %
over $1 billion to $5 billion                   0.07 %
over $5 billion to $8 billion                   0.05 %
over $8 billion to $10 billion                  0.045%
over $10 billion                                0.04 %

From time to time, the Administrator may waive (either voluntarily or pursuant to applicable state limitations) all or a portion of the administration fee payable by the Trust.

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the Transfer Agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the Fund. The custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

15

OTHER INFORMATION
VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each of the Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds. Further discussion is contained in the Statement of Additional Information.

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as

16
a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT-- Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

CORPORATE DEBT OBLIGATIONS -- Debt instruments issued by corporations with maturities exceeding 270 days. Such instruments may include putable corporate bonds and zero coupon bonds.

DERIVATIVES -- Derivatives are securities whose value is derived from an underlying contract, index or security, or any combination thereof. This includes: futures, swap agreements, and some mortgage-back securities (CMOs, REMICs and SMBs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Policies and Strategies" for more information about any investment policies and limitations applicable to their use.

FORWARD FOREIGN CURRENCY CONTRACTS -- A forward foreign currency contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency,

17
the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Stock index futures are futures contracts for various stock indices that are traded on registered securities exchanges. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and futures options.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

MEDIUM TERM NOTES -- Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates,

18

prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage

19
securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

OPTIONS ON CURRENCIES -- The International Equity Index Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolio's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high grade liquid debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

PAY-IN-KIND SECURITIES -- Pay-in-kind securities are bonds or preferred stock that pay interest or dividends in the form of additional bonds or preferred stock.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933, but which may be traded between certain institutional investors, including investment companies. The Trust's Board of Trustees is responsible for developing guidelines and procedures for determining the liquidity of restricted securities and monitoring the Advisors' implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SWAPS, CAPS, FLOORS and COLLARS -- Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular

20
payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES -- Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may

21
carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

APPENDIX
I.  BOND RATINGS
CORPORATE BONDS

The following are descriptions of Standard & Poor's Corporation ("S&P's") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Debt rated BB, B, CCC, CC or C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times

A-2
over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           STI Capital Management, N.A.           P.O. Box 3808
                                                  Orlando, FL 32802

*          DISTRIBUTOR

           SEI Financial Services Company         680 E. Swedesford Road
                                                  Wayne, PA 19087

*          ADMINISTRATOR

           SEI Fund Resources                     680 E. Swedesford Road
                                                  Wayne, PA 19087

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           The Bank of New York                   One Wall Street
                                                  New York, NY 10286

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            2000 One Logan Square
                                                  Philadelphia, PA 19103

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen LLP                    1601 Market Street
                                                  Philadelphia, PA 19103

100093/10-95

                                  DISTRIBUTOR
                             SEI Financial Services
                                    Company

                         -- - - - - - - - - - - - - - -

                                   PROSPECTUS

                                  TRUST SHARES

                                EMERGING MARKETS
                                  EQUITY FUND

                               INVESTMENT ADVISOR
                          STI CAPITAL MANAGEMENT, N.A.

                                     [LOGO]

                                STI CLASSIC FUNDS
                              SMALL CAP EQUITY FUND

                               INVESTMENT ADVISOR:

                          STI CAPITAL MANAGEMENT, N.A.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectus dated ________________________. Prospectuses may be obtained through the Distributor, SEI Financial Services Company, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658.

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . . B-
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . . B-
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . . B-
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . B-
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . B-
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . . B-
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . . B-
APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's Small Cap Equity Fund through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Small Cap Equity Fund (the "Fund").

DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE RATE MASTER DEMAND NOTES

The Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

U.S. TREASURY OBLIGATIONS

The Fund may invest in obligations including bills, notes and bonds issued by the U.S. Treasury.

STRIPS

The Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.


MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, FNMA and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS"), which are rated in one of the two highest categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). May CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

STRIPPED MORTGAGE-BACKED SECURITIES

The Limited-Term Federal Mortgage Securities Fund may also invest in stripped mortgage-backed securities, which are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

STANDBY COMMITMENTS AND PUTS

The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

WHEN-ISSUED SECURITIES

The Fund may purchase when-issued securities, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase.
The Fund will only make commitments to purchase when-issued securities with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

OPTIONS

The Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

SECURITIES LENDING

The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.
Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Corporation ("SEI"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations issued by the Advisor.

Investors will receive written notification at least thirty days prior to any change in the Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The  Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required.
     In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements, and (c) the Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investment spectrum, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of the Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The Fund may not purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

The Fund may not invest in warrants in an amount exceeding 5% of its net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The Fund may not invest in securities of issuers which together with predecessors have a record of less than three years continuous operation or equity securities of issuers which are not readily marketable if such investments will exceed 5% of the Fund's total assets.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and STI Capital Management, N.A. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; FMB Funds, Inc.; First American Funds, Inc.; First American Investment Funds, Inc.; First American Strategy Funds, Inc.; ^ Marquis Funds-Registered Trademark-; Monitor Funds; Morgan Grenfell Investment Trust; The PBHG Funds, Inc.; The Pillar Funds; Profit Funds Investment Trust; Rembrandt Funds-Registered Trademark-; Santa Barbara Group of Mutual Funds, Inc.; 1784 Funds-Registered Trademark-; SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investments Trust; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; Stepstone Funds; and Turner Funds.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan ("Investor Plan"), and the Flex Shares of the Funds have a distribution plan ("Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to .30% of the average daily net assets of the Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.
Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Fund's, aggregate average daily net assets attributable to its Flex Shares.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust, their dates of birth and their principal occupations for the last five years are set forth below. Unless otherwise noted, the principal business address for each officer listed below is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658.

DANIEL S. GOODRUM (7/11/26) - Trustee - 48 Cayuga Road, Fort Lauderdale, Florida 33308. Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman, Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - 2999 Circle 75 Parkway, Atlanta, Georgia 30339. President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc., Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - 1405 Trust Co. of Georgia Building, Atlanta, Georgia 30303. Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - P.O. Box 190, Paoli, Indiana 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - 17 Windy Point, Alexander City, Alabama 35010. Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Florida State University, The Gus A. Stavros Center, 250 South Woodward Avenue, Tallahassee, Florida 32306-4035. Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - 988 Winall Down Road, NE, Atlanta, Georgia 30318. Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

STEPHEN G. MEYER (7/12/65) - Controller, Chief Financial Officer - Vice President & Controller of SEI, the Administrator and Distributor since 1994. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1994. Senior Associate, Coopers & Lybrand, 1990-1992. Internal Audit, Vanguard Group of Investment prior to 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC, 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOSEPH M. LYDON (9/27/59) - Vice President - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dremen Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA A. NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1992-1994. Assistant Vice President/Operations, Delaware Service Company, Inc., 1988-1992.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

-----------------

* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1996, the Trust paid the following amounts to Trustees and Officers of the Trust:


                                                                                                            Total
                                                                      Pension or                      Compensation from
                                              Aggregate               Retirement      Estimated        Registrant and
                                            Compensation               Benefits        Annual           Fund Complex
                                           From Registrant              Accrued       Benefits        Paid to Directors
                  Name of Person,          for Fiscal Year              as Part         Upon           for Fiscal Year
                     Position                Ended 1996                 of Fund      Retirement          Ended 1996
                                                                       Expenses
 Daniel S. Goodrum,                            $13,500                    N/A            N/A              $13,500 for service on
 Trustee                                                                                                  two boards
 Wilton Looney,                                $16,000                    N/A            N/A              $16,000 for service on
 Trustee                                                                                                  two boards
 Champney A. McNair,                           $13,500                    N/A            N/A              $13,500 for service on
 Trustee                                                                                                  two boards
 F. Wendell Gooch,                             $13,500                    N/A            N/A              $13,500 for service on
 Trustee                                                                                                  two boards
 T. Gordy Germany,                             $13,500                    N/A            N/A              $13,500 for service on
 Trustee                                                                                                  two boards
 Dr. Bernard F. Sliger,                        $13,500                    N/A            N/A              $13,500 for service on
 Trustee                                                                                                  two boards
 Jesse S. Hall,                                $13,500                    N/A            N/A              $13,500 for service on
 Trustee                                                                                                  two boards

COMPUTATION OF YIELD

The current yield of the Fund will be calculated daily based upon the thirty days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Fund may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. STI Capital Management, N.A. has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Advisor, the Administrator and/or, the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares and Flex Shares.

TAXES

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and

(iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of Shares of the Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to Shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the Fund meets the Distribution Requirement and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the

Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

APPENDIX

I.  BOND RATINGS

CORPORATE BONDS

The following are descriptions of Standard & Poor's Corporation ("S&P's") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Debt rated BB, B, CCC, CC or C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are ore likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff.
Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                                STI CLASSIC FUNDS
                          EMERGING MARKETS EQUITY FUND

                               INVESTMENT ADVISOR:

                          STI CAPITAL MANAGEMENT, N.A.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and the Fund and should be read in conjunction with the Fund's prospectus dated January 1, 1997. A prospectus may be obtained through the Distributor, SEI Financial Services Company, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658.

                                TABLE OF CONTENTS
                                                                       PAGE

     THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
     DESCRIPTION OF PERMITTED INVESTMENTS. . . . . . . . . . . . . . . . B-
     INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . . B-
     INVESTMENT ADVISORS . . . . . . . . . . . . . . . . . . . . . . . . B-
     THE ADMINISTRATOR . . . . . . . . . . . . . . . . . . . . . . . . . B-
     THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . B-
     TRUSTEES AND OFFICERS OF THE TRUST. . . . . . . . . . . . . . . . . B-
     COMPUTATION OF YIELD. . . . . . . . . . . . . . . . . . . . . . . . B-
     CALCULATION OF TOTAL RETURN . . . . . . . . . . . . . . . . . . . . B-
     PURCHASE AND REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . B-
     DETERMINATION OF NET ASSET VALUE. . . . . . . . . . . . . . . . . . B-
     TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-
     FUND TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . B-
     TRADING PRACTICES AND BROKERAGE . . . . . . . . . . . . . . . . . . B-
     DESCRIPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . B-
     SHAREHOLDER LIABILITY . . . . . . . . . . . . . . . . . . . . . . . B-
     LIMITATION OF TRUSTEES' LIABILITY . . . . . . . . . . . . . . . . . B-

January 1, 1997

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer different classes of shares of the Emerging Markets Equity Fund (the "Fund"). Shareholders at present may purchase shares of the Emerging Markets Equity Fund through the Trust Shares. Each Trust Share represents an equal proportionate interest in the Fund. See "Description of Shares."

DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE RATE MASTER DEMAND NOTES

The Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for the Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

STRIPS

The Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Fund.

U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of the Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"),

Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, FNMA and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisor believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for the Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Advisor will be the actual average life.

STRIPPED MORTGAGE-BACKED SECURITIES

The Fund may also invest in stripped mortgage-backed securities, which are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

ASSET-BACKED SECURITIES

In addition to mortgage-backed securities, the Fund may invest in other asset-backed securities rated in one of the two highest rating categories by S&P or Moody's, including company receivables, truck and auto loans, leases and credit card receivables. The Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

FOREIGN SECURITIES

The Fund, may invest in U.S. dollar denominated obligations or securities of foreign issuers. The Fund will invest primarily in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks. In addition, the Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, the Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the Fund, when included in amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The Fund seeks increased diversification by combining securities from various emerging markets countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by the Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund includes restricted securities, and the Fund may invest up to 15% of its total assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.
Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Fund may invest in futures contracts and options on futures. Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The Fund will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Fund will be engaged in futures transactions only for hedging purposes, the Advisor does not believe that the Fund will generally be subject to the risks of loss frequently associated with futures transactions. The Fund presumably would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Fund could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OPTIONS

The Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A put option gives the purchaser of such option the right to sell, and the writer, in this case the Fund, the obligation to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Corporation ("SEI"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations issued by the Advisors.

Investors will receive written notification at least thirty days prior to any change in the Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Fund and cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required.
     In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements, and (c) the Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that the Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies unless permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of the Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The Fund may not purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

The Fund may not invest in warrants in an amount exceeding 5% of its net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of a Fund's assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

The Fund may not invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


INVESTMENT ADVISOR

The Trust and STI Capital Management, N.A. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.


THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administrative Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SFM, a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in the Administrator, SEI, its subsidiaries and the Administrator are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; CoreFunds, Inc.; CrestFunds, Inc.; CUFUND; FMB Funds, Inc.; First American Funds, Inc.; First American Investment Funds, Inc.; First American Strategy Funds, Inc.; Inventor Funds, Inc; Marquis Funds-Registered Trademark-; Monitor Funds; Morgan Grenfell Investment Trust; The PBHG Funds, Inc.; The Pillar Funds; The Profit Funds Investment Trust; Rembrandt Funds-Registered Trademark-; Santa Barbara Group of Mutual Funds, Inc.; 1784 Funds-Registered Trademark-; SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Investments Trust; SEI Institutional Managed Trust; SEI

International Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; Stepstone Funds; and Turner Funds.


THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.


TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their dates of birth and their principal occupations for the last five years are set forth below. Unless otherwise noted, the principal business address for each officer listed below is 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658.

DANIEL S. GOODRUM (7/11/26) - Trustee - 48 Cayuga Road, Fort Lauderdale, Florida 33308. Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - 2999 Circle 75 Parkway, Atlanta, Georgia 30339. President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - 1405 Trust Co. of Georgia Building, Atlanta, Georgia 30303. Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - P.O. Box 190, Paoli, Indiana 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Current Trustee on the Board of Trustees for the SEI

Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - 17 Windy Point, Alexander City, Alabama 35010. Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Florida State University, The Gus A. Stavros Center, 250 South Woodward Avenue, Tallahassee, Florida 32306-4035. Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - 988 Winall Down Road, NE, Atlanta, Georgia 30318. Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

STEPHEN G. MEYER (7/12/65) - Controller, Chief Financial Officer - Vice President & Controller of SEI, the Administrator and Distributor since 1994. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1994. Senior Associate, Coopers & Lybrand, 1990-1992. Internal Audit, Vanguard Group of Investment Prior to 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994. Vice President of

SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH M. LYDON (9/27/59) - Vice President - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dremen Financial Services, Inc. prior to 1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA A. NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor. Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor. Associate General Counsel, Barclays Bank PLC, 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

-------------------------
* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1996, the Trust paid the following amounts to Trustees and Officers of the Trust:

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                   Aggregate                Pension or                                    Total Compensation
                                  Compensation              Retirement                                    from Registrant and
                                 From Registrant             Benefits          Estimated Annual          Fund Complex Paid to
Name of Person,                  for Fiscal Year          Accrued as Part        Benefits Upon         Directors for Fiscal Year
  Position                         Ended 1996                 of Fund             Retirement                  Ended 1996
                                                             Expenses
----------------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum,
Trustee                               $13,500                    N/A                  N/A        $13,500 for service on two boards

Wilton Looney,
Trustee                               $16,000                    N/A                  N/A        $16,000 for service on two boards

Champney A. McNair,
Trustee                               $13,500                    N/A                  N/A        $13,500 for service on two boards

F. Wendell Gooch,
Trustee                               $13,500                    N/A                  N/A        $13,500 for service on two boards

T. Gordy Germany,
Trustee                               $13,500                    N/A                  N/A        $13,500 for service on two boards

Dr. Bernard F. Sliger,
Trustee                               $13,500                    N/A                  N/A        $13,500 for service on two boards

Jesse S. Hall,
Trustee                               $13,500                    N/A                  N/A        $13,500 for service on two boards
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. acting as the portfolio manager for the Value Income Stock Fund and the International Equity Fund, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


TAXES

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), the Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Any gain or loss recognized on a sale or redemption of Shares of the Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to Shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the Fund meets the Distribution Requirement and if more than 50% of the value of Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the tax elections, and will make the entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund, at the request of the Distributor, gives consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                  STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           POST-EFFECTIVE AMENDMENT NO. 17


Item 24. Financial Statements and Exhibits:

Financial Statements

(a) Part A - Not Applicable
    Part B - Not Applicable



(b) Additional Exhibits
    (1) Declaration of Trust--as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (2) By-Laws--as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-
              Effective Amendment No. 15 filed July 31, 1996.
    (3)       Not applicable.
    (4)       Not applicable.
    (5)(b)    Investment Advisory Agreements with:
              SunBank Capital Management, N.A.
              Trusco Capital Management, Inc.
              Trust Company Bank
    (5)(c) Revised Investment Advisory Agreement with Trusco Capital Management--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(d) Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(e) Investment Advisory Agreement with Trust Company Bank--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (6) Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (7)       Not applicable.
    (8)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994--as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(b) Custodian Agreement with the Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(c) Transfer Agent Agreement with Federated Services Company dated May 14, 1994--as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(d) Third Amendment to Custodian Agreement between STI Trust & Investment Operations, Inc. and The Bank of New York.

    (9)(a) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (10) Opinion and Consent of Counsel (Incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992)
    (11)      Consent of Independent Public Accountants *
    (12)      Not applicable.
    (13)      Not applicable.
    (14)      Not applicable.
    (15) Distribution Plan - Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (15)(a) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995--as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (16) Performance Quotation Computation (Incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).
    (17)      Not applicable
    (18) Rule 18f-3 Plan incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (24) Powers of Attorney--as originally filed with Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.


              *Filed herewith.


Item 25. Persons Controlled by or under Common Control with Registrant:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 26. Number of Holders of Securities:


As of September 30, 1996:

                                                                 NUMBER OF
TITLE OF CLASS                                                   RECORD HOLDERS

Units of beneficial interest, without par value-

    Trust Shares
    ------------


Prime Quality Money Market Fund...............................................11
U.S. Government Securities Money Market Fund...................................5
Tax-Exempt Money Market Fund...................................................5
Investment Grade Bond Fund.....................................................6
Investment Grade Tax-Exempt Bond Fund..........................................5
Capital Growth Fund............................................................9
Value Income Stock Fund........................................................8
Short-Term Bond Fund...........................................................6
Short-Term U.S. Treasury Securities Fund.......................................6
Sunbelt Equity Fund............................................................6
Balanced Fund..................................................................6
Mid-Cap Equity Fund............................................................6
Florida Tax-Exempt Bond Fund...................................................6
Georgia Tax-Exempt Bond Fund...................................................6
Tennessee Tax-Exempt Bond Fund.................................................6
U.S. Government Securities Fund................................................6
Limited-Term Federal Mortgage Securities Fund..................................6
International Equity Index Fund................................................5
International Equity Fund......................................................7


    Investor Shares
    ---------------


Prime Quality Money Market Fund..............................................954
U.S. Government Securities Money Market Fund.................................444
Tax-Exempt Money Market Fund.................................................272
Investment Grade Bond Fund..................................................1411
Investment Grade Tax-Exempt Bond Fund........................................919
Capital Growth Fund.........................................................8667
Value Income Stock Fund.....................................................5225
Short-Term Bond Fund..........................................................72
Short-Term U.S. Treasury Securities Fund......................................79
Sunbelt Equity Fund.........................................................1772
Balanced Fund................................................................280
Mid-Cap Equity Fund..........................................................995

                                                                 NUMBER OF
TITLE OF CLASS                                                   RECORD HOLDERS


Florida Tax-Exempt Bond Fund..................................................85
Georgia Tax-Exempt Bond Fund..................................................69
Tennessee Tax-Exempt Bond Fund................................................34
U.S. Government Securities Fund...............................................31
Limited-Term Federal Mortgage Securities Fund.................................42
International Equity Index Fund..............................................441
International Equity Fund....................................................209


    Flex Shares
    -----------


Investment Grade Bond Fund...................................................311
Investment Grade Tax-Exempt Bond Fund........................................144
Capital Growth Fund.........................................................1257
Value Income Stock Fund.....................................................2091
Short-Term Bond Fund..........................................................41
Short-Term U.S. Treasury Securities Fund......................................68
Sunbelt Equity Fund..........................................................406
Balanced Fund................................................................214
Mid-Cap Equity Fund..........................................................551
Florida Tax-Exempt Bond Fund..................................................72
Georgia Tax-Exempt Bond Fund..................................................94
Tennessee Tax-Exempt Bond Fund................................................39
U.S. Government Securities Fund..............................................118
Limited-Term Federal Mortgage Securities Fund.................................75
International Equity Index Fund..............................................105
International Equity Fund....................................................203



Item 27. Indemnification:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Advisors:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------

STI CAPITAL MANAGEMENT, N.A.
E. Jenner Wood III                     --                            --
Director

Hunting F. Deutsch                     --                            --
Director

Anthony R. Gray                        --                            --
Chairman & Chief Investment
  Officer

James R. Wood                          --                            --
President

Daniel Jaworski                        --                            --
Senior Vice President

Elliott A. Perny                       --                            --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale                  --                            --
Senior Vice President

Jonathan D. Rich                       --                            --
Director

Robert Buhrmann                        --                            --

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------

Senior Vice President

Larry M. Cole                          --                            --
Senior Vice President

L. Earl Denney                         --                            --
Executive Vice President

Thomas A. Edgar                        --                            --
Senior Vice President

Daniel G. Shannon                      --                            --
Senior Vice President

Ronald Schwartz                        --                            --
Senior Vice President

Ryan R. Burrow                   Catalina Lighting         Director/25% owner
Senior Vice President

Mills A. Riddick                       --                            --
Senior Vice President

Christopher A. Jones                   --                            --
Senior Vice President

David E. West                          --                            --
Vice President

The list required by this Item 28 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).

SUNTRUST BANK CHATTANOOGA, N.A.
Paul K. Brock, Jr.              Brock Candy Company   Vice President - Special
Director                                              Projects

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------

J. Harold Chandler                Provident Life & Accident     President & CEO
Director                            Insurance Co.

William H. Chapin                 See Rock City, Inc.           President
Director

John W. Clay, Jr.                 Third National Corporation    Chairman &
                                                                Director
                                                                CEO

Andrew G. Cope                    The Johnston Company          Managing
Director                                                        Partner


Robert P. Corker, Jr.                  --                            --
Director

John B. Crimmins, Jr.                  --                            --
Director

J.H. Davenport, III               Howard Holdings, Inc.         President
Director

Edwin B. Duckett, Jr.                  --                            --
Director

R. Alton Duke, Jr.                     --                            --
Director

Daniel K. Frierson                Dixie Yarns, Inc.             Chairman & CEO
Director

Zan Guerry                        Chattem, Inc.                 Chairman & CEO
Director

James L.E. Hill                   The Tennessee Aquarium        President
Director

Summerfield K. Johnston, Jr.      Coca Cola Enterprises, Inc.   Vice Chairman &
Director                                                        CEO

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------

Robert C. Jones                   Southern Products             Chairman
Director                            Company, Inc.

James D. Kennedy, Jr.             Cherokee Warehouses, Inc.     Chairman
Director

T. A. Lupton, Jr.                 Stone Fort Land Company       President
Director

Hugh O. Maclellen, Jr.            Provident Life & Accident     Chairman -
Director                            Insurance Co.               Executive
                                                                  Committee

Jack C. McKee                     McKee Baking Company          Executive Vice
Director                                                          President

Charles G. Mills                  Olan Mills Incorporated       Chairman -
Director                                                        Executive
                                                                  Committee

J. Woodley Murphy                 E.I. DuPont de Nemours        Plant Manager
Director                            & Co.

L. Harlen Painter                 Bell & Associates             Attorney-at-Law
Director

Scott L. Probasco, Jr.            American National Bank &      Chairman -
Director                            Trust Co.                   Executive
                                                                  Committee

Robert J. Sudderth, Jr.           American National Bank &      Chairman & CEO
Director                            Trust Co.

Winston W. Walker                      --                            --
Director

SUNTRUST BANK, ATLANTA
Gaylord O. Coan                   Gold Kist, Inc.               President & CEO
Director                          Hindsight Corp.                 Director

A.D. Correll                      Georgia-Pacific Corporation   President & CEO
Director

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------

R.W. Courts, II                   Atlantic Realty Company       President
Director

Ronald S. Crowding                     --                            --

A.W. Dahlberg                     The Southern Company          President
Director

William W. Gaston                 Gaston & Gaston               General Partner
Director                          Gaston Development Co., Inc.    President

Charles B. Ginden                      --                            --
Director

Roberto C. Goizueta               The Coca-Cola Company         Chairman of the
Director                                                        Board

Edward P. Gould                   Trust Company of Georgia      Chairman of the
Director                                                        Board

T. Marshall Hahn, Jr.             Georgia-Pacific               Honorary
Director                            Corporation                 Chairman


Jesse Hill, Jr.                   Atlanta Life Insurance        President
Director                            Company

L. Phillip Humann                 SunTrust Banks, Inc.          President &
Director                          Services Resources              Treasurer
                                    Corporation

William B. Johnson                The Ritz Carlton Hotel        Chairman of the
Director                            Company                     Board

Hicks J. Lanier                   Oxford Industries, Inc.       Chairman of the
Director                                                         Board &
                                                                  President
                                  Pinehill Development Co.      30% owner

Joseph L. Lanier, Jr.             Dan River, Inc.               Chairman of the
Director                          Braelan Group                  Board
                                                                  Chairman

                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------

Robert R. Long                    Trust Company Bank            President
Director

Arthur L. Montgomery                   --                            --
Director

H.G. Patillo                      Patillo Construction          Chairman of the
Director                           Company                        Board

Larry L. Prince                   Genuine Parts Company         Chairman of the
Director                                                         Board

R. Randall Rollins                Rollins, Inc.                 Chairman of the
                                                                 Board
Director                          Lor, Inc.                     Director
                                  Maran, Inc.                   Director
                                  Gutterworld, Inc.             Director
                                  Dabora, Inc.                  Director &
                                                                 Secretary
                                  Simpson, Nance & Graham       Director
                                  Auto Parts Wholesale, Inc.    Director
                                  Global Expanded Metal, Inc.   Director
                                  Rollins Holding Co.           Director
                                  Rol, Ltd.                     Partner
                                  Rollins Investment Fund       Partner
                                  Energy Partners               Partner
                                  Petro Partnership             Partner
                                  The Piedmont Investment
                                    Group                       Director
                                  WRG, Ltd.                     Partner
                                  Rollins, Inc.                 Chairman
                                  RPC Energy Services, Inc.     Chairman
                                  The Mul Company               Partner
                                  Bugvac, Inc.                  Director
                                  Omnitron Int'l, Inc.          Director
                                  MRG, Ltd.                     Partner

Robert W. Scherer                      --                            --
Director

                                  NAME OF                       CONNECTION WITH
     NAME                         OTHER COMPANY                 OTHER COMPANY
     ----                         -------------                 ---------------

Charles R. Shufeldt                    --                            --
Executive Vice President

Donald Wayne Thurmond                  --                            --
Senior Vice President

James B. Williams                 SunTrust Banks, Inc.          Chairman of the
Director                                                         Board


Gerald T. Adams                        --                            --
Senior Vice President

James R. Albach                        --                            --
Group Vice President

Virginia D. Anderson                   --                            --
Assistant Vice President

Christina Bird                         --                            --
First Vice President

Edward Burgess                         --                            --
Vice President

Gay Cash                               --                            --
Vice President

Krista Lee Cosgrove                    --                            --
Trust Officer

Mark Elam                              --                            --
Vice President

Joseph B. Foley, Jr.                   --                            --
First Vice President

Thomas R. Frisbie                      --                            --
Group Vice President

                                  NAME OF                       CONNECTION WITH
     NAME                         OTHER COMPANY                 OTHER COMPANY
     ----                         -------------                 ---------------

Molly Guenther                         --                            --
Assistant Vice President

Benjamin S. Harris                     --                            --
Vice President

Jethro H. Irby, III                    --                            --
First Vice President

V. Jere Koser                          --                            --
Group Vice President

Richard A. Makepeace                   --                            --
Assistant Vice President

Sally S. McKinley                      --                            --
Assistant Vice President

James B. Murphy, III                   --                            --
Vice President

James E. Russell                       --                            --
Vice President

Mark Stancil                           --                            --
Assistant Vice President

David E. Thompson                      --                            --
Vice President

Charles C. Watson                      --                            --
Group Vice President


ITEM 29.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:



     SEI Daily Income Trust                  July 15, 1982
     SEI Liquid Asset Trust                  November 29, 1982
     SEI Tax Exempt Trust                    December 3, 1982
     SEI Index Funds                         July 10, 1985
     SEI Institutional Managed Trust         January 22, 1987
     SEI International Trust                 August 30, 1988
     Stepstone Funds                         January 30, 1991
     The Advisors' Inner Circle Fund         November 14, 1991
     The Pillar Funds                        February 28, 1992
     CUFUND                                  May 1, 1992
     STI Classic Funds                       May 29, 1992
     CoreFunds, Inc.                         October 30, 1992
     First American Funds, Inc.              November 1, 1992
     First American Investment Funds, Inc.   November 1, 1992
     The Arbor Fund                          January 28, 1993
     1784 Funds-Registered Trademark-        June 1, 1993
     The PBHG Funds, Inc.                    July 16, 1993
     Marquis Funds-Registered Trademark-     August 17, 1993
     Morgan Grenfell Investment Trust        January 3, 1994
     The Achievement Funds Trust             December 27, 1994
     Bishop Street Funds                     January 27, 1995
     CrestFunds, Inc.                        March 1, 1995
     STI Classic Variable Trust              August 18, 1995
     ARK Funds                               November 1, 1995
     Monitor Funds                           January 11, 1996
     FMB Funds, Inc.                         March 1, 1996
     SEI Asset Allocation Trust              April 1, 1996
     Turner Funds                            April 30, 1996
     SEI Institutional Investments Trust     June 14, 1996
     First American Strategy Funds, Inc.     October 1, 1996


     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.




                         Position and Office                               Positions and Offices
Name                     with Underwriter                                  with Registrant
----                     ----------------                                  ---------------
Alfred P. West, Jr.      Director, Chairman & Chief Executive Officer           --
Henry H. Greer           Director, President & Chief Operating Officer               --
Carmen V. Romeo          Director, Executive Vice President & Treasurer              --
Gilbert L. Beebower      Executive Vice President                               --
Richard B. Lieb          Executive Vice President, President-Investment
                            Services Division                                   --
Leo J. Dolan, Jr.        Senior Vice President                                  --
Carl A. Guarino          Senior Vice President                                  --
Jerome Hickey            Senior Vice President                                  --
Larry Hutchison          Senior Vice President                                  --
Steven Kramer            Senior Vice President                                  --
David G. Lee             Senior Vice President                                  --
William Madden           Senior Vice President                                  --
Jack May                 Senior Vice President                                  --
A. Keith McDowell        Senior Vice President                                  --
Dennis J. McGonigle      Senior Vice President                                  --
Hartland J. McKeown      Senior Vice President                                  --
Barbara J. Moore         Senior Vice President                                  --
 James V. Morris         Senior Vice President                                  --
Steven Onofrio           Senior Vice President                                  --
Kevin P. Robins          Senior Vice President, General Counsel &               --
                           Secretary
Robert Wagner            Senior Vice President                                  --
Patrick K. Walsh         Senior Vice President                                  --
Kenneth Zimmer           Senior Vice President                                  --
Robert Aller             Vice President                                         --
Marc H. Cahn             Vice President & Assistant Secretary                   --
Gordon W. Carpenter      Vice President                                         --
Todd Cipperman           Vice President & Assistant Secretary                   --
Robert Crudup            Vice President & Managing Director                     --
Ed Daly                  Vice President                                         --
Jeff Drennen             Vice President                                         --
Mick Duncan              Vice President and Team Leader                         --
Vic Galef                Vice President & Managing Director                     --
Kathy Heilig             Vice President                                         --
Michael Kantor           Vice President                                         --
Samuel King              Vice President                                         --



                         Position and Office                               Positions and Offices
Name                     with Underwriter                                  with Registrant
----                     ----------------                                  ---------------

Kim Kirk                 Vice President & Managing Director                     --
Donald H. Korytowski     Vice President                                         --
John Krzeminski          Vice President & Managing Director                     --
Robert S. Ludwig         Vice President and Team Leader                         --
Vicki Malloy             Vice President and Team Leader                         --
Carolyn McLaurin         Vice President & Managing Director                     --
W. Kelso Morrill         Vice President                                         --
Barbara A. Nugent        Vice President & Assistant Secretary                   --
Sandra K. Orlow          Vice President & Assistant Secretary                        --
Donald Pepin             Vice President & Managing Director                     --
Larry Pokora             Vice President                                         --
Kim Rainey               Vice President                                         --
Paul Sachs               Vice President                                         --
Mark Samuels             Vice President & Managing Director                     --
Steve Smith              Vice President                                         --
Daniel Spaventa          Vice President                                         --
Kathryn L. Stanton       Vice President & Assistant Secretary                   --
Wayne M. Withrow         Vice President & Managing Director                     --
William Zawaski          Vice President                                         --
James Dougherty          Director of Brokerage Services                         --




Item 30. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
    (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

    Trust Company Bank
    Park Place
    P.O. Box 105504
    Atlanta, Georgia  30348

    Union Bank of California (INTERNATIONAL EQUITY INDEX FUND ONLY) 475 Sansome Street
    Suite 1200
    San Francisco, California  94111

    Bank of New York (INTERNATIONAL EQUITY FUND AND EMERGING MARKETS EQUITY
     FUND)
    One Wall Street
    New York, New York

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

    SEI Financial Management Corporation
    680 E. Swedesford Road
    Wayne, Pennsylvania  19087

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor:

    STI Capital Management, N.A.
    P.O. Box 3808
    Orlando, Florida  32802

    Trusco Capital Management
    50 Hurt Plaza, Suite 1400
    Atlanta, Georgia  30303

    SunTrust Bank, Chattanooga
    736 Market Street
    Chattanooga, Tennessee  37402

    SunTrust Bank, Atlanta
    25 Park Place
    Atlanta, Georgia  30303


Item 31. Management Services:  None.


Item 32. Undertakings:

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without a charge.

    Registrant undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund of the Registrant or the effective date of Post-Effective Amendment No. 16 of the Registrant's 1933 Act Registration Statement.


    Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within four to six months from the later of the commencement of operations of the Small Cap Equity Fund and Emerging Markets Equity Fund of the Registrant or the effective date of Post-Effective Amendment No. 17 to the Registrant's 1933 Act Registration Statement.

                                        NOTICE


    A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 17th day of October, 1996.


                                       By: /s/ David G. Lee
                                          ------------------------------------
                                            David G. Lee, President and Chief
                                              Executive Officer


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



            *                          Trustee        October 17, 1996
-------------------------
    F. Wendell Gooch



            *                          Trustee        October 17, 1996
-------------------------
    Daniel S. Goodrum



            *                          Trustee        October 17, 1996
-------------------------
    Jesse S. Hall



            *                          Trustee        October 17, 1996
-------------------------
    Wilton Looney



            *                          Trustee        October 17, 1996
-------------------------
    Champney A. McNair



            *                          Trustee        October 17, 1996
-------------------------
    T. Gordy Germany



            *                          Trustee        October 17, 1996
-------------------------
    Bernard F. Sliger



/s/ Stephen G. Meyer                   Controller &   October 17, 1996
-------------------------              Chief
    Stephen G. Meyer                   Financial
                                       Officer



/s/ David G. Lee                       President &    October 17, 1996
-------------------------              Chief
    David G. Lee                       Executive
                                       Officer



*  By: /s/ David G. Lee
      ----------------------------------
      David G. Lee, As Power of Attorney

                                    EXHIBIT INDEX


   NUMBER                         EXHIBIT
EX-99.B1 Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15

EX-99.B2 By-Laws as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B3      Not applicable.

EX-99.B4      Not applicable.

EX-99.B5C     Revised Investment Advisory Agreement with Trusco Capital
              Management as filed with Registrant's Post-Effective Amendment
              No. 5 filed August 2, 1993 and incorporated by reference to Post-
              Effective Amendment No. 15 filed July 31, 1996.


EX-99.B5D     Investment Advisory Agreement with American National Bank and
              Trust Company as filed with Registrant's Post-Effective Amendment
              No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B5E     Investment Advisory Agreement with Trust Company Bank as
              originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-
              Effective Amendment No. 15 filed July 31, 1996.


EX-99.B6 Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.


EX-99.B7      Not applicable.

EX-99.B8A     Custodian Agreement with Trust Company Bank dated February 1,
              1994 as originally filed with Registrant's Post-Effective
              Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B8B     Custodian Agreement with Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B8C     Transfer Agent Agreement with Federated Services Company dated
              May 14, 1994 as originally filed with Post-Effective Amendment
              No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B8D     Third Amendment to Custodian Agreement between STI Trust &
              Investment Operations, Inc. and The Bank of New York.*

EX-99.B9A     Administration Agreement with SEI Financial Management
              Corporation dated May 29, 1995 as originally filed with Post-
              Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
              1996.

EX-99.10 Opinion and Consent of Counsel (incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992)

EX-99.B11     Consent of Independent Public Accountants*

EX-99.B12     Not applicable.

EX-99.B13     Not applicable.

EX-99.B14     Not applicable.

EX-99.B15     Distribution Plan--Investor Class incorporated by reference to
              Post-Effective Amendment No. 16 filed September 10, 1996.


EX-99.B15A    Distribution and Service Agreement relating to Flex Shares dated
              May 29, 1995 as originally filed with Post-Effective Amendment
              No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B16     Performance Quotation Computation (incorporated by reference to
              Post-Effective Amendment No. 9 filed September 22, 1994).


EX-99.B18     Rule 18f-3 Plan incorporated by reference to Post-Effective
              Amendment No. 16 filed September 10, 1996.


EX-99.B24     Powers of attorney as originally file dwith Post-Effective
              Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.27      Not applicable.

*FILED HEREWITH.


                                         C-21